                                                          Rule 497(e)
                                                        Registration No. 2-34215

                       SCHRODER CAPITAL FUNDS (DELAWARE)
                             PROSPECTUS SUPPLEMENT

                 To Investor Shares Prospectus dated March 1, 1999

The first paragraph under "Portfolio Managers" on page 21 of the Prospectus is deleted and replaced with the following:

   "Schroder's investment decisions for each of the Funds (or for the related Portfolios in which certain of the Funds invest substantially all of their assets) are generally made by an investment manager or an investment team, with the assistance of an investment committee; all investment decisions for Schroder International Smaller Companies Fund are made by an investment committee. The following portfolio managers have had primary responsibility for making investment decisions for the listed Portfolios or Funds, as the case may be, since the years shown below. Their recent professional experience is also shown."

In addition, the information relating to Schroder International Smaller Companies Fund and Schroder International Smaller Companies Portfolio in the table following the above-referenced paragraph is deleted.

July 14, 1999

                                                          Rule 497(e)
                                                        Registration No. 2-34215

                       SCHRODER CAPITAL FUNDS (DELAWARE)
                             PROSPECTUS SUPPLEMENT

                  To Advisor Shares Prospectus dated March 1, 1999

The first paragraph under "Portfolio Managers" on pages 19-20 of the Prospectus is deleted and replaced with the following:

   "Schroder's investment decisions for each of the Funds (or for the related Portfolios in which certain of the Funds invest substantially all of their assets) are generally made by an investment manager or an investment team, with the assistance of an investment committee; all investment decisions for Schroder International Smaller Companies Fund are made by an investment committee. The following portfolio managers have had primary responsibility for making investment decisions for the listed Portfolios or Funds, as the case may be, since the years shown below. Their recent professional experience is also shown."

In addition, the information relating to Schroder International Smaller Companies Fund and Schroder International Smaller Companies Portfolio in the table following the above-referenced paragraph is deleted.

July 14, 1999